Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Breakdown of Goodwill by Business
The table below provides a breakdown of goodwill by business segment.

Goodwill by business segment (in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Consolidated
Balance at Dec. 31, 2024
Goodwill	$7,331	$1,475	$8,472	$17,278
Accumulated impairment losses	—	—	(680)	(680)
Net goodwill	$7,331	$1,475	$7,792	$16,598
Dispositions	(18)	—	—	(18)
Foreign currency translation	88	6	106	200
Other	(13)	—	—	(13)
Balance at Dec. 31, 2025
Goodwill	$7,388	$1,481	$8,578	$17,447
Accumulated impairment losses	—	—	(680)	(680)
Net goodwill	$7,388	$1,481	$7,898	$16,767

Goodwill by business segment (in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Consolidated
Balance at Dec. 31, 2023
Goodwill	$7,004	$1,429	$8,508	$16,941
Accumulated impairment losses	—	—	(680)	(680)
Net goodwill	$7,004	$1,429	$7,828	$16,261
Business realignment (a)	(51)	48	3	—
Acquisition	426	—	—	426
Foreign currency translation	(48)	(2)	(39)	(89)
Balance at Dec. 31, 2024
Goodwill	$7,331	$1,475	$8,472	$17,278
Accumulated impairment losses	—	—	(680)	(680)
Net goodwill	$7,331	$1,475	$7,792	$16,598
(a) In 2024, we made certain realignments of similar products and services within our lines of business.
Breakdown of Intangible Assets by Business
The table below provides a breakdown of intangible assets by business segment.

Intangible assets – net carrying amount by business segment (in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Other	Consolidated
Balance at Dec. 31, 2023	$164	$378	$1,463	$849	$2,854
Acquisition	53	—	—	—	53
Amortization	(28)	(4)	(18)	—	(50)
Foreign currency translation	(3)	—	(3)	—	(6)
Balance at Dec. 31, 2024	$186	$374	$1,442	$849	$2,851
Amortization	(27)	(3)	(15)	—	(45)
Foreign currency translation	5	—	11	—	16
Balance at Dec. 31, 2025	$164	$371	$1,438	$849	$2,822

Breakdown of Intangible Assets by Type
The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2025			Dec. 31, 2024
(dollars in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization (a):
Customer contracts—Securities Services	$779	$(616)	$163	$779	$(593)	$186
Customer contracts—Market and Wealth Services	269	(268)	1	269	(266)	3
Customer relationships—Investment and Wealth Management	512	(467)	45	553	(495)	58
Other	40	(15)	25	42	(14)	28
Total subject to amortization	$1,600	$(1,366)	$234	$1,643	$(1,368)	$275
Not subject to amortization (b):
Tradenames	$1,294	N/A	$1,294	$1,291	N/A	$1,291
Customer relationships	1,294	N/A	1,294	1,285	N/A	1,285
Total not subject to amortization	$2,588	N/A	$2,588	$2,576	N/A	$2,576
Total intangible assets	$4,188	$(1,366)	$2,822	$4,219	$(1,368)	$2,851
(a)    Excludes fully amortized intangible assets.
(b)    Intangible assets not subject to amortization have an indefinite life.
N/A – Not applicable.

Estimated Annual Amortization Expense
Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2026	$37
2027	31
2028	27
2029	24
2030	19